Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net income (loss)	$ (9,260)	$ (84,198)	$ (8,747)	$ (93,329)
Depreciation and depletion	21,732	12,987	44,832	25,933
Impairment charges (reversal)	(4,992)	69,735	(4,992)	69,735
Income tax expense (recovery)	796	(1,932)	9,878	1,033
Share based compensation	389	833	603	1,040
Provision for inventory obsolescence		352		352
Other	171	121	345	286
[ifrs-full:CashFlowsFromUsedInOperations]	8,836	(2,102)	41,919	5,050
Changes in non-cash operating working capital
Accounts receivable and prepaids	(1,260)	(2,821)	10,015	(10,264)
Inventories	(5,541)	(3,795)	(15,271)	3,052
Accounts payable and accrued liabilities	10,262	15,987	11,855	9,880
Cash generated from operating activities	12,297	7,269	45,518	7,718
Income taxes paid	(8,000)		(8,000)	(18,794)
Net cash provided by (used in) operating activities	4,297	7,269	40,518	(11,076)
Investing activities
Expenditures on mineral properties, plant and equipment	(12,457)	(4,778)	(18,433)	(7,083)
Changes in non-cash working capital related to investing activities	(888)	4,079	(3,384)	2,355
Restricted cash held in trust for construction contract	(2,242)		(2,242)
Net cash used in investing activities	(15,587)	(699)	(24,059)	(4,728)
Financing activities
Dividends paid to Nevsun shareholders		(2,763)	(2,724)	(13,325)
Distribution to non-controlling interest	(14,000)	(4,000)	(14,000)	(4,000)
Amounts repaid by non-controlling interest, including interest		5,000		5,000
Issuance of common shares, net of issue costs	750		750	245
Net cash used in financing activities	(13,250)	(1,763)	(15,974)	(12,080)
Increase (decrease) in cash and cash equivalents	(24,540)	4,807	485	(27,884)
Cash and cash equivalents, beginning of period	149,623	166,565	124,598	199,256
Cash and cash equivalents, end of period	$ 125,083	$ 171,372	$ 125,083	$ 171,372